Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses [Abstract]
Prepaid services	$ 408	$ 221
Prepaid bonds for German statutory costs	142	188
Prepaid insurance	21	62
Prepaid licenses, software tools and support	11	17
Other prepaid expenses	17	17
Prepaid expenses	$ 599	$ 505